Related-Party Balances and Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2023	Aug. 31, 2023
Related-Party Balances and Transactions [Line Items]
Commission cost		¥ 1,590	¥ 13,548
Accounts payable			4,987
Service fee	943	530	1,166
Account receivable	173		1
Services expense	536	3,231	7,017
Cash				¥ 10,463	¥ 11,513
FANHUA Puyi Fund Sales Co Ltd [Member]
Related-Party Balances and Transactions [Line Items]
Acquire equity interest percentage				15.41%
Related Party [Member]
Related-Party Balances and Transactions [Line Items]
Other payable			¥ 4,177
Puyi Consulting [Member]
Related-Party Balances and Transactions [Line Items]
Equity interest acquired		100.00%
HPH [Member]
Related-Party Balances and Transactions [Line Items]
Equity interests				4.46%